DEBENTURES - RELATED PARTIES (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2015	Aug. 11, 2014	Feb. 19, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash proceeds from debt issued						$ 0	$ 50,000	$ 50,000	$ 150,000
Long-term Line of Credit				$ 0		0		391,472	0
Line of credit facility borrowed						0	114
Other Notes Payable, Current				412,284		412,284		73,200	370,000
Convertible Debt Related Party								416,472	497,586
Interest Expense, Debt				2,124	$ 47,507	17,430	74,324	$ 69,634	$ 42,881
Amortization of the debt discount to interest expense				$ 5,445	$ 71,788	$ 21,164	$ 103,752
January Fifteen 2013 LOC [Member]
Debt Conversion Convertible Instrument Share Price								$ .40
Debt Conversion, Converted Instrument, Amount								$ 476,165
Shares Issued, exchange of debt (in shares)								1,190,411
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum								8.00%
Interest and Debt Expense, Total								$ 89,452
Line of credit facility borrowed								424,078
January2013DebentureMember
Debt Conversion, Converted Instrument, Amount			$ 76,122
Cash proceeds from debt issued								70,000
Shares Issued, exchange of debt (in shares)			190,304
Interest and Debt Expense, Total			$ 16,965
Beneficial conversion feature								18,651
Jan 2012 Debenture [Member]
Minimum Proceeds From Debt To Convert Securities								$ 4,000,000
Debt Conversion Convertible Instrument Share Price								$ 0.40
Debt Conversion, Converted Instrument, Amount								$ 190,013
Shares Issued, exchange of debt (in shares)								475,032
Interest and Debt Expense, Total								$ 37,195
Beneficial conversion feature								$ 40,889
Dec 2013 Debenture [Member]
Debt Instrument, Interest Rate Increase									8.00%
Shares Issued, exchange of debt (in shares)								1,900,000
Line of Credit [Member]
Debt Conversion Convertible Instrument Share Price									$ 0.312
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum									8.00%
Line of credit increase to new limit	$ 2,000,000	$ 1,500,000
Line of credit facility borrowed									$ 448,475
Beneficial conversion feature									$ 98,335
Director [Member]
Cash proceeds from debt issued								$ 50,000
Debt Instrument, Maturity Date								May 30, 2014
Debt Issuance Date								May 30, 2014
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Director 2 [Member]
Cash proceeds from debt issued								$ 25,000
Debt Instrument, Maturity Date								Aug. 25, 2014
Debt Issuance Date								Aug. 25, 2014
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Chief Executive Officer [Member]
Cash proceeds from debt issued								$ 25,000
Debt Instrument, Maturity Date								Jan. 22, 2014
Debt Issuance Date								Jan. 29, 2014
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Chief Financial Officer [Member]
Cash proceeds from debt issued								$ 50,000
Debt Instrument, Maturity Date								Jun. 16, 2014
Debt Issuance Date								Jun. 17, 2014
Debt Instrument, Interest Rate, Stated Percentage								8.00%